Note 21 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]

Note 21. Commitments and Contingencies

Legal proceedings

On April 28, 2022, the Company received formal notice that on April 21, 2022, Statens Serum Institut (“SSI”), had initiated a legal proceeding against the Company in The Danish Maritime and Commercial High Court (Sø og Handelsretten), claiming sole ownership of a patent application (PCT/EP2020/050058 and subsequently national filings, EP3906045) filed by the Company related to a method for treating malignant neoplasm by administering a composition comprising a high dose of neopeptides, a solvent and SSI’s liposomal adjuvant, CAF®09b, for which the Company has a nonexclusive, royalty-bearing sub-licensable license to use from SSI (the “Invention”).

The patent application for the Invention relates solely to the use of the adjuvant CAF®09b in conjunction with a high dose of neopeptides in the Company’s EVX-01 product candidate. SSI’s claim to the patent application does not relate to any other aspect of the Company’s patent portfolio covering EVX-01 or the PIONEER platform technology. The patent application stems from work the Company performed under a collaboration agreement the Company entered into with SSI, DTU, Center for Cancer Immune Therapy (Herlev Hospital) and the Center for Genomic Medicine (Rigshospitalet). The patent application names the Company and certain of the Company’s employees as the sole invertors of the Invention.

In its filing, SSI’s primary claim is that the Invention disclosed in the patent application was not made by the Company and its employees, but rather, that SSI and members of its staff made the Invention and, therefore, SSI and certain of its staff members should be listed as the sole inventors of the Invention.In the alternative, SSI claims that it should have co-ownership with the Company of the patent application and the Invention.

On June 27, 2024, the Company entered into a Patent Co-Ownership Agreement with SSI, pursuant to which it has been agreed that the Company and SSI shall have co-ownership of certain patents related to the legal proceeding before The Danish Maritime and Commercial High Court, with the Company having all commercial rights related to such patents. This resolves the claim before the Danish Maritime and Commercial High Court and SSI has withdrawn its case.

Further on June 27, 2024, the Company entered into an updated CAF®09b Patent, Know How & Trademark License Agreement with SSI (the “License Agreement”), which replaces the original agreement entered into November 30, 2020. The License Agreement grants the Company an exclusive, royalty bearing sub-licensable license to a product comprising SSI’s adjuvant technology CAF®09b and PIONEER identified neopeptides. The License Agreement has been updated among other things to reflect for better commercial terms for the Company.

Contractual obligations

The contractual obligations are similar individually and, in the aggregate, not material to the future financial position, operating profit or cash flow.

At December 31, 2024, the Company had the following contractual commitments which fall due as follows:

	December 31, 2024
	(USD in thousands)
	Contractual cash flows	< 1 year	1– 2 years	2– 5 years	>5 years	Total
		(USD in thousands)
Purchase obligations	$—	$81	$51	$51	$—	$183
Total	$—	$81	$51	$51	$—	$183

The purchase obligations consists of rental agreement on facility equipment as well as IT & Security services as of December 31, 2024.

At December 31, 2023, the Company had the following contractual commitments which fall due as follows:

	December 31, 2023
	(USD in thousands)
	Contractual cash flows	< 1 year	1– 2 years	2– 5 years	>5 years	Total
		(USD in thousands)
Purchase obligations	$—	$706	$322	$494	$—	$1,522
Total	$—	$706	$322	$494	$—	$1,522

The majority of the purchase obligations of $0.5 million relate to CRO’s as of December 31, 2023.